SGI U.S. SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2021 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 94.8%
Airlines — 0.6%
Alaska Air Group, Inc.*	1,200	$83,040
Hawaiian Holdings, Inc.*	3,200	82,560
SkyWest, Inc.*	1,700	83,351
		248,951
Apparel — 0.8%
Lakeland Industries, Inc.*	13,600	342,992

Auto Parts & Equipment — 1.6%
Dorman Products, Inc.*	5,700	583,566
Standard Motor Products, Inc.	1,600	72,032
		655,598
Banks — 4.2%
First Financial Corp.	6,190	280,902
German American Bancorp, Inc.	4,200	175,560
Great Southern Bancorp, Inc.	4,800	271,152
Lakeland Financial Corp.	5,500	339,405
Nicolet Bankshares, Inc.*	2,000	158,600
Westamerica BanCorp	8,200	514,386
		1,740,005
Building Materials — 3.3%
AAON, Inc.	4,900	324,625
AZEK Co., Inc., (The)*	18,000	783,540
Simpson Manufacturing Co., Inc.	2,000	224,640
		1,332,805
Chemicals — 2.8%
Balchem Corp.	4,700	615,700
Hawkins, Inc.	15,200	517,104
		1,132,804
Commercial Services — 4.8%
Alarm.com Holdings, Inc.*	2,600	212,888
Dun & Bradstreet Holdings, Inc.*	16,100	345,667
FTI Consulting, Inc.*	7,000	962,850
ICF International, Inc.	5,500	483,450
		2,004,855
Computers — 1.8%
MAXIMUS, Inc.	4,400	407,748
Rapid7, Inc.*	1,900	158,935
Vocera Communications, Inc.*	5,100	171,972
		738,655
Distribution/Wholesale — 0.4%
Systemax, Inc.	4,500	154,440

Diversified Financial Services — 6.7%
Houlihan Lokey, Inc.	19,600	1,467,844
International Money Express, Inc.*	7,900	120,633
Virtu Financial, Inc., Class A	37,800	1,151,010
		2,739,487
Electric — 0.8%
Avangrid, Inc.	6,200	326,616

Electronics — 1.7%
OSI Systems, Inc.*	5,700	549,252
Turtle Beach Corp.*	5,600	185,360
		734,612
Engineering & Construction — 0.5%
Great Lakes Dredge & Dock Corp.*	14,800	216,228

Food — 1.6%
Flowers Foods, Inc.	14,600	351,714
Sprouts Farmers Market, Inc.*	11,900	316,540
		668,254
Gas — 1.0%
Chesapeake Utilities Corp.	3,500	400,960

Healthcare-Products — 5.7%
Globus Medical, Inc., Class A*	4,300	309,858
Neogen Corp.*	3,600	332,316
Omnicell, Inc.*	2,300	319,700
Quidel Corp.*	1,500	177,165
Repligen Corp.*	6,000	1,095,660
Surmodics, Inc.*	2,200	116,710
		2,351,409
Healthcare-Services — 2.9%
Amedisys, Inc.*	4,300	1,110,991
LHC Group, Inc.*	400	78,740
		1,189,731
Home Builders — 0.3%
Forestar Group, Inc.*	5,500	126,555

Household Products/Wares — 3.2%
Helen of Troy Ltd.*	3,000	631,440
Reynolds Consumer Products, Inc.	21,900	660,066
		1,291,506
Insurance — 4.1%
Employers Holdings, Inc.	10,500	443,100
Erie Indemnity Co., Class A	2,700	543,051
Hanover Insurance Group Inc., (The)	2,200	306,878
HCI Group, Inc.	5,000	402,800
		1,695,829
Internet — 3.5%
HealthStream, Inc.*	20,300	531,454
Mimecast Ltd.*	12,300	614,877
QuinStreet, Inc.*	11,900	215,509
TechTarget, Inc.*	1,200	84,372
		1,446,212
Leisure Time — 3.6%
Acushnet Holdings Corp.	23,200	1,234,240
Johnson Outdoors, Inc., Class A	2,100	256,599
		1,490,839
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	2,300	143,842

Machinery-Diversified — 0.5%
Lindsay Corp.	1,300	214,019

Oil & Gas Services — 1.3%
DMC Global, Inc.*	3,700	195,989
National Energy Services Reunited Corp.*	27,500	352,825
		548,814
Packaging & Containers — 1.4%
Silgan Holdings, Inc.	11,100	467,643
UFP Technologies, Inc.*	2,200	119,768
		587,411
Pharmaceuticals — 6.8%
Amphastar Pharmaceuticals, Inc.*	24,300	459,756
Eagle Pharmaceuticals, Inc.*	14,100	558,642
Premier, Inc., Class A	14,900	491,700
Prestige Brands Holdings, Inc.*	15,000	748,050
USANA Health Sciences, Inc.*	5,100	539,274
		2,797,422
REITS — 4.5%
Easterly Government Properties, Inc.	9,900	205,227
Equity Commonwealth	24,900	683,256
Life Storage, Inc.	8,700	865,128
Rexford Industrial Realty, Inc.	1,900	104,937
		1,858,548
Retail — 5.8%
Freshpet, Inc.*	3,900	689,598
Haverty Furniture Cos., Inc.	2,000	91,880
MSC Industrial Direct Co., Inc., Class A	1,900	179,360
Murphy USA, Inc.	6,000	808,860
Papa John's International, Inc.	2,100	197,295
PC Connection, Inc.	8,194	399,785
		2,366,778
Savings & Loans — 0.4%
Waterstone Financial, Inc.	9,100	179,998

Semiconductors — 0.3%
DSP Group, Inc.*	8,200	128,904

Software — 5.8%
Appfolio, Inc., Class A*	2,200	296,758
CSG Systems International, Inc.	6,200	273,048
Everbridge, Inc.*	1,600	188,000
Five9, Inc.*	3,100	549,010
ManTech International Corp., Class A	2,300	200,123
Progress Software Corp.	7,300	325,361
Simulations Plus, Inc.	7,800	411,684
SPS Commerce, Inc.*	1,400	131,404
		2,375,388
Telecommunications — 0.9%
Ooma, Inc.*	7,200	139,752
Viavi Solutions, Inc.*	11,600	203,348
		343,100
Textiles — 1.5%
UniFirst Corp.	2,700	598,536

Transportation — 6.6%
Air Transport Services Group, Inc.*	10,300	255,852
Heartland Express, Inc.	32,700	593,505
Hub Group, Inc., Class A*	2,900	202,449
Landstar System, Inc.	3,800	647,900
Werner Enterprises, Inc.	21,200	1,017,388
		2,717,094
Water — 2.7%
American States Water Co.	5,400	428,598
California Water Service Group	3,589	203,999
Middlesex Water Co.	5,500	472,780
		1,105,377
TOTAL COMMON STOCKS
(Cost $32,503,996)		38,994,574

EXCHANGE-TRADED FUNDS - 3.3%
iShares Core S&P Small-Cap ETF	4,600	519,110
iShares MSCI USA Small-Cap Min Vol Factor ETF	1,500	56,760
iShares Russell 2000 ETF	1,500	338,250
SPDR S&P Regional Banking ETF	6,400	452,416
		1,366,536
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,324,972)		1,366,536

SHORT-TERM INVESTMENTS - 1.8%
U.S. Bank Money Market Deposit Account, 0.01%(a)	736,917	736,917
TOTAL SHORT-TERM INVESTMENTS
(Cost $736,917)		736,917
TOTAL INVESTMENTS - 99.9%
(Cost $34,565,885)		41,098,027
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		58,245
NET ASSETS - 100.0%		$41,156,272

*	Non-income producing security
(a)	The rate shown is as of May 31, 2021.
ETF	Exchange-Traded Funds
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI U.S. Small Cap Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. Small Cap Equity Fund
Common Stocks	$38,994,574	$38,994,574	$-	$-
Exchange-Traded Funds	1,366,536	1,366,536	-	-
Short-Term Investments	736,917	736,917	-	-
Total Investments*	$41,098,027	$41,098,027	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of  contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.